Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value of $0.001 per share)
Amount Registered | shares	41,962,281
Maximum Aggregate Offering Price	$ 675,054,239.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 93,224.99
Offering Note	This registration statement relates to the registration of the maximum number of shares of common stock, par value $0.001 per share, of Rome Wildlife, Inc. ("New Wildlife", and such common stock, "New Wildlife Common Stock") estimated to be issuable by New Wildlife pursuant to the contemplated transactions described in this registration statement and the Arrangement Agreement and Plan of Merger, dated as of April 26, 2026 (as may be amended, restated, supplemented or otherwise modified from time to time, the "Merger Agreement"), by and among The Real Brokerage Inc. ("Real"), RE/MAX Holdings, Inc. ("REMAX"), New Wildlife, Wildlife Acquisition I Corp., Wildlife Acquisition II LLC and 1587802 B.C. Unlimited Liability Company. The amount in the "Amount Registered" column represents the maximum number of shares of New Wildlife Common Stock estimated to be issuable upon the closing of the contemplated transactions based on the issued and outstanding capitalization of Real and REMAX as of April 24, 2026 and assuming, solely for purpose of "Amount Registered" column, that no cash consideration is issued pursuant to the Merger Agreement in lieu of shares. The number of shares of New Wildlife Common Stock being registered is based on (A) the product obtained by multiplying (i) the post-consolidation stock-election exchange ratio of 0.10 New Wildlife Common Stock by (ii) 214,610,724 Real Common Shares, without par value (the maximum number of shares of Real Common Shares that may be canceled and exchanged in the contemplated transactions), plus (B) the product obtained by multiplying (i) the post-consolidation stock-election exchange ratio of 0.515 New Wildlife Common Stock by (ii) 33,792,415 shares, par value $0.0001 per share, of REMAX Class A Common Stock, the maximum number of shares of REMAX Class A Common Stock that may be canceled and exchanged in the contemplated transactions, which includes shares issued in the conversion of RIHI, Inc. common stock into REMAX Class A Common Stock immediately prior to the first merger, plus (C) the product obtained by multiplying (i) the post-consolidation stock-election exchange ratio of 0.515 New Wildlife Common Stock by (ii) 6,015,758 REMAX Specified RSUs and REMAX Specified PSUs outstanding immediately prior to the first merger time, in each case assuming payment of the minimum aggregate cash consideration (with the balance paid in stock and subject to proration). Share counts are as of April 24, 2026, and exclude shares underlying equity awards that will be assumed and converted into New Wildlife awards and remain outstanding after closing, which will be registered pursuant to a Form S-8 to be filed at or immediately following closing. The "Maximum Aggregate Offering Price" is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act (as defined in this registration statement) and calculated in accordance with Rules 457(f)(1), 457(f)(3) and 457(c) under the Securities Act and, solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price is the sum of (A) the product obtained by multiplying (i) $1.70, the average of the high and low prices of Real Common Shares on June 8, 2026, as reported on the Nasdaq Stock Market, by (ii) 214,610,724 shares of Real Common Shares, the maximum number of shares of Real Common Shares that may be canceled and exchanged in the contemplated transactions, calculated in accordance with the preceding footnote, plus (B) the amount obtained by multiplying (i) $9.30, the average of the high and low prices of REMAX Class A Common Stock on June 8, 2026, as reported on the New York Stock Exchange, by (ii) 33,792,415 shares of REMAX Class A Common Stock, the maximum number of shares of REMAX Class A Common Stock that may be canceled and exchanged in the contemplated transactions, calculated in accordance with the preceding footnote, plus (C) the amount obtained by multiplying (i) $9.30, by (ii) 6,015,758 REMAX Specified RSUs and REMAX Specified PSUs, and subtracting (D) $60,000,000, which is the minimum aggregate amount of cash consideration payable by Real to REMAX stockholders in the merger under the Merger Agreement.